INSURANCE AND REINSURANCE RESULT - Schedule of Contracts Measured under BBA and VFA (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Change in risk adjustment for non-financial risk	S/ (21,026)	S/ (20,039)
Contracts measured under BBA and VFA
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
CSM recognized for services provided	137,032	125,610	S/ 128,639
Change in risk adjustment for non-financial risk	10,619	9,907	12,357
Expenses for insurance services and expected claims occurred	55,167	61,933	81,995
Cash recovery for the purchase of insurance	21,259	7,128	3,134
Contracts measured under BBA and VFA	S/ 224,077	S/ 204,578	S/ 226,125